Expense Example {- Health Care Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Health Care Portfolio - VIP Health Care Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871